Long-term debt - Schedule of Long-term Debt (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 CLF	Jul. 10, 2025 USD ($)	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 6,532,900,000				$ 6,698,700,000
Less: current portion	(364,000,000.0)				(491,700,000)
Long-term debt, excluding current portion	$ 6,168,900,000				6,207,000,000
Senior Unsecured Notes | Senior unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	5.37%	5.37%	5.37%
Par value	$ 1,150,000,000
Long-term debt	$ 1,147,100,000				1,140,200,000
Senior Unsecured Notes | Senior unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	4.34%	4.34%	4.34%
Par value	$ 2,395,000,000			$ 200,000,000.0
Long-term debt	$ 2,380,700,000				2,181,800,000
Senior Unsecured Notes | Senior unsecured utility notes
Debt Instrument [Line Items]
Weighted average coupon	6.39%	6.39%	6.39%
Par value	$ 107,000,000.0
Long-term debt	$ 114,000,000.0				145,600,000
Senior Unsecured Notes | Senior secured utility bonds
Debt Instrument [Line Items]
Weighted average coupon	4.81%	4.81%	4.81%
Par value	$ 836,700,000
Long-term debt	$ 819,500,000				849,200,000
Senior Unsecured Notes | Canadian dollar Senior unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	3.32%	3.32%	3.32%
Par value		$ 200,000,000.0
Long-term debt	$ 144,800,000				137,800,000
Senior Unsecured Notes | Senior secured project notes
Debt Instrument [Line Items]
Weighted average coupon	10.21%	10.21%	10.21%
Par value		$ 9,300,000
Long-term debt	$ 6,700,000				9,100,000
Senior Unsecured Notes | Senior unsecured bank credit facilities
Debt Instrument [Line Items]
Weighted average coupon	3.40%	3.40%	3.40%
Par value | CLF			CLF 2,800,000
Long-term debt	$ 125,000,000.0				59,400,000
Senior Unsecured Notes | Senior Unsecured Debt
Debt Instrument [Line Items]
Long-term debt	$ 5,157,800,000				5,337,100,000
Senior Unsecured Notes | 5.25%, U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	5.25%	5.25%	5.25%
Par value		$ 400,000,000.0
Long-term debt	$ 288,200,000				274,300,000
Senior Unsecured Notes | 5.56%, U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	5.76%	5.76%	5.76%
Par value	$ 1,100,000,000
Long-term debt	1,086,900,000				1,087,300,000
Revolving Credit Facility | Senior Unsecured Notes | Senior unsecured revolving credit facilities
Debt Instrument [Line Items]
Long-term debt	4,500,000				250,700,000
Revolving Credit Facility | Senior Unsecured Notes | Senior unsecured bank credit facilities
Debt Instrument [Line Items]
Long-term debt	78,500,000				180,300,000
Revolving Credit Facility | Senior Unsecured Notes | Commercial paper
Debt Instrument [Line Items]
Long-term debt	$ 337,000,000.0				$ 383,000,000.0